SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION

26.      SEGMENTED INFORMATION

The Company has three operating segments, which are the locations in which the Company operates. The reportable segments are the Company's Argentinian, Colombian, American and Mexican operations. A breakdown of revenues, short-term assets, long-term assets and net income for each reportable segment as at and for the years ended December 31, 2021 and 2020 is reported below.
	Argentina	Colombia	Mexico	United States of America	Other	Total
	$	$	$	$	$	$
December 31, 2021:
Current assets	534,112	6,043,886	428,915	128,887	418,618	7,554,418
Property and equipment	18,445	10,668,693	1,767,875	38,753	(697,807)	11,793,959
Other non-current assets	-	2,375,403	161,191	-	-	2,536,594
Total assets	552,557	19,087,982	2,357,981	167,640	(279,189)	21,886,971
Revenues:
Tower rental revenue	678,002	2,014,364	147,902	-	-	2,840,268
Service revenue	-	3,416,385	-	-	2,182,516	5,598,901
Sales of towers	2,238,087	-	10,370	-	-	2,248,457
Total revenues	2,916,089	5,430,749	158,272	-	2,182,516	10,687,626

Net income (loss)	(1,287,808)	1,083,294	(611,696)	14,443	(3,792,521)	(4,594,288)
	Argentina	Colombia	Mexico	United States of America	Other	Total
	$	$	$	$	$	$
December 31, 2020:
Current assets	679,144	448,193	465,316	1,938	96,650	1,691,241
Property and equipment	2,680,675	2,989,580	437,596	51,278	15,999	6,175,128
Other non-current assets	773,279	976,278	135,876	-	1,357,658	3,243,091
Total assets	4,133,098	4,414,051	1,038,788	53,216	1,470,307	11,109,460
Revenues:
Tower rental revenue	945,647	550,418	278,281	-	-	1,774,346
Service revenue	-	-	-	346,317	626,319	972,636
Sales revenue	1,244,773	14,439	5,119,888	-	-	6,379,100
Total revenues	2,190,420	564,857	5,398,169	346,317	626,319	9,126,082

Net income (loss)	(2,388,551)	328,258	1,078,190	1,261,084	(3,953,285)	(3,674,304)